Company Restructuring - Changes in the restructuring liability (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Restructuring Reserve
Restructuring liability as of December 31, 2017	$ 45
Expense incurred	70
Adjustments to liability	(3)
Payments and non-cash pension settlements	(68)
Restructuring liability as of December 31, 2018	44
Employee costs
Restructuring Reserve
Restructuring liability as of December 31, 2017	15
Expense incurred	50
Adjustments to liability	(1)
Payments and non-cash pension settlements	(35)
Restructuring liability as of December 31, 2018	29
Exit costs
Restructuring Reserve
Restructuring liability as of December 31, 2017	30
Expense incurred	20
Adjustments to liability	(2)
Payments and non-cash pension settlements	(33)
Restructuring liability as of December 31, 2018	$ 15